Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€) Employed	Dec. 31, 2022 EUR (€) Employed	Dec. 31, 2021 EUR (€) Employed
Significant Accounting Policies [Line Items]
IRAP tax on tax base rate	3.90%	3.90%	3.90%
Average number of employees | Employed	5,541	4,975	4,461
Goodwill impairment	€ 0	€ 0	€ 0
Bottom of Range
Significant Accounting Policies [Line Items]
Normal credit term upon delivery	60 days
Bottom of Range | Industrial Patents and Intellectual Property Rights and Licenses
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets other than goodwill	3 years
Bottom of Range | Capitalized Development Cost
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets other than goodwill	3 years
Bottom of Range | Other Intangible Assets
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets other than goodwill	3 years
Top of Range
Significant Accounting Policies [Line Items]
Normal credit term upon delivery	90 days
Low-value lease assets	€ 5,000
Top of Range | Industrial Patents and Intellectual Property Rights and Licenses
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets other than goodwill	5 years
Top of Range | Capitalized Development Cost
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets other than goodwill	5 years
Top of Range | Other Intangible Assets
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets other than goodwill	5 years